ALPS VARIABLE INVESTMENT TRUST

Ibbotson Conservative ETF Asset Allocation Portfolio: Class I (N/A) and Class II (CETFX)
Ibbotson Income and Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (IETFX)
Ibbotson Balanced ETF Asset Allocation Portfolio: Class I (N/A) and Class II (BETFX)
Ibbotson Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (GETFX)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio: Class I (N/A) and Class II (AGTFX)
(the “Portfolios”)

SUPPLEMENT DATED JANUARY 1, 2016
TO THE SUMMARY PROSPECTUSES, STATUTORY PROSPECTUS AND STATEMENT OF
ADDITIONAL INFORMATION DATED APRIL 30, 2015

On January 1, 2016, the sub-adviser to the Portfolios, Ibbotson Associates, Inc., a wholly-owned subsidiary of Morningstar, Inc., merged with and into Morningstar Associates, LLC, another wholly-owned subsidiary of Morningstar, Inc. On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.

Effective January 1, 2016, all references to Ibbotson Associates, Inc. in the Portfolios’ Summary and Statutory Prospectuses and SAI are hereby deleted and replaced with Morningstar Investment Management LLC.

Please retain this supplement for future reference.